CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed balance sheets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 6,679,077	$ 4,751,538	$ 6,576,658
Due from related parties	28,667	1,748,769
Other current assets	2,742,406	4,797,022
Total Current Assets	50,139,482	86,200,974
Total Assets	58,046,415	94,080,133
Current Liabilities
Due to related parties	14,499	0
Warrant liabilities	832	2,744
Accrued expenses and other liabilities	744,181	2,728,300
Total Liabilities	12,609,790	20,018,844
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 6,250,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2022 and 2021, respectively)	14,731	14,731
Additional paid-in capital	41,564,418	41,564,418
Retained earnings	5,257,627	28,996,464
Accumulated other comprehensive (loss) income	(2,298,284)	2,587,543
Total Shareholders' Equity	45,436,625	74,061,289	$ 41,660,861	$ 79,784,574
Total Liabilities and Shareholders' Equity	58,046,415	94,080,133
Parent Company
Current Assets
Cash and cash equivalents	378,987	1,607,807
Due from related parties	57,661	28,667
Other current assets		24,902
Total Current Assets	407,654	1,661,376
Investments in subsidiaries	5,526,988	28,517,348
Amounts due from subsidiaries	39,515,899	43,908,651
Total Assets	45,479,535	74,087,375
Current Liabilities
Due to related parties	8,170	8,170
Warrant liabilities	2,744	2,744
Accrued expenses and other liabilities	31,996	15,172
Total Liabilities	42,910	26,086
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0096 per share, 6,250,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2022 and 2021, respectively)	14,731	17,556
Additional paid-in capital	41,564,418	41,561,593
Retained earnings	6,155,760	29,894,597
Accumulated other comprehensive (loss) income	(2,298,284)	2,587,543
Total Shareholders' Equity	45,436,625	74,061,289
Total Liabilities and Shareholders' Equity	$ 45,479,535	$ 74,087,375